Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Other Investments and Other Assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Investments and Other Assets [Abstract]
Other investments	€ 5	€ 3,199
Other assets	174	174
Total	€ 179	€ 3,373